Derivative Contracts - Gain/(Loss) Recognized in Income on Derivative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ 10.9	$ (66.0)
Not Designated as Hedging Instrument | Loss portfolio transfer liability, embedded derivative
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	15.2	(14.5)
Designated as Hedging Instrument | Foreign exchange contracts | General, administrative and corporate expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	(8.1)	5.9
Designated as Hedging Instrument | Foreign exchange contracts | Net change from current period hedged transactions
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	$ (14.0)	$ 15.4